Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Associate

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497 (c)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

November 14, 2019

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-0505

Re:	XBRL Exhibits
The UBS Funds (“Registrant”)
File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the risk/return summary disclosure that was included in the prospectus dated October 28, 2019, relating to Class A and P shares of the UBS U.S. Sustainable Equity Fund, UBS Global Allocation Fund, UBS International Sustainable Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Dynamic Alpha Fund, UBS Municipal Bond Fund, UBS Total Return Bond Fund, UBS Engage For Impact Fund, UBS Sustainable Development Bank Bond Fund, and UBS All China Equity Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on November 1, 2019 (Accession No. 0001104659-19-058516) pursuant to Rule 497(c) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above telephone number.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow